N-4	Oct. 15, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Oct. 15, 2026
Amendment Flag	false
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
i4LIFE® Advantage Select Guaranteed Income Benefit Charge Rate
	Single Life	Joint Life
Current Initial Annual Charge*	1.55%	1.75%
*The charge is added to the product charge which included the mortality and expense risk charge for the death benefit you have elected.
i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.25%	59 – 64	3.75%
65 – 69	5.25%	65 – 69	4.75%
70 – 79	5.50%	70 – 79	5.00%
80+	5.50%	80+	5.00%

Fees and Costs of Benefit [Text Block]
i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.25%	59 – 64	3.75%
65 – 69	5.25%	65 – 69	4.75%
70 – 79	5.50%	70 – 79	5.00%
80+	5.50%	80+	5.00%

i4LIFE Advantage Select Guaranteed Income Benefit - Joint Life [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.75%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.75%
i4LIFE Advantage Select Guaranteed Income Benefit - Single Life [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%